Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ (885)		$ (2,196)		$ 2,418
Cash flow hedges (including reclassifications), pre-tax		(175)		41		6
Costs of hedging (including reclassifications), Pre-tax		(84)		64		53
Share of items relating to equity-accounted entities, net of tax, Pre-tax		44		312		82
Other, Pre-tax		0		0		0
Tax
Currency translation differences (including reclassifications), Tax		15		9		(2)
Cash flow hedges (including reclassifications), Tax		41		(10)		(1)
Costs of hedging (including reclassifications), Tax		8		(4)		(3)
Share of items relating to equity-accounted entities, net of tax, Tax		0		0		0
Other, Tax		1		71		(64)
Currency translation differences (including reclassifications), Net of tax		(870)		(2,187)		2,416
Cash flow hedges (including reclassifications), Net of tax		(134)		31		5
Costs of hedging (including reclassifications), Net of tax		(76)		60		50
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	44		312		82
Other, Net of tax		1		71		(64)
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	4,416		170		328
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	1		7		(3)
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		(1,317)		(105)		(157)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0		0		0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		3,099		65		171
Costs of hedges that will subsequently be transferred to the balance sheet		1		7		(3)
Other comprehensive income, Pre-tax		3,317		(1,602)		2,884
Other comprehensive income, Tax		(1,252)		(39)		(227)
Other comprehensive income		$ 2,065	[2]	$ (1,641)	[1]	$ 2,657	[1]

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.